SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Jul. 02, 2021	Jun. 23, 2020	Jun. 17, 2020	Jun. 28, 2021	Sep. 30, 2021	Sep. 30, 2020	Jun. 24, 2020	Dec. 11, 2019
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized					500,000,000	500,000,000		50,000,000
Ordinary stock, par value					$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued			15,500,000		8,330,000	5,800,000	5,166,667	15,500,000
Reverse stock split, description			1-for-3 shares
Redemption of shares during period			10,333,333
Ordinary shares, shares outstanding					8,330,000	5,800,000	5,166,667
Number of shares vested					422,221	211,112
Warrants exercised
Statutory surplus reserve, description					Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Restricted cash equivalents					$ 1,050,721	$ 579,922
Restricted net assets					$ 16,591,987	$ 5,831,707
Xi'an DT [Member]
Subsidiary, Sale of Stock [Line Items]
Non-controlling interests rate					25.00%
Tianjin YHX [Member]
Subsidiary, Sale of Stock [Line Items]
Non-controlling interests rate					49.00%	49.00%
Underwriter Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued				101,200
Warrants terms				5 years
Warrant exercise price				$ 5.00
Warrants issued and outstanding					101,200
Warrants exercised					0
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value				$ 0.0001
Number of warrants issued				101,200
Warrant issued, percentage				4.00%
Warrants terms				5 years
Warrant exercise price				$ 5.00
Warrant offering price				$ 5.00
Warrants exercisable year				5 years
IPO [Member] | Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value				$ 0.0001
Sale of stock, shares issued				2,200,000
Sale of stock, price per share				$ 5.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value	$ 0.0001
Over-Allotment Option [Member] | Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value	$ 0.0001
Sale of stock, shares issued	330,000
Sale of stock, price per share	$ 5.00
Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock issued, services, shares		633,333
Number of stock issued, services, values		$ 633,333